SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities sold under agreements to repurchase
Number of significant customers whose balances fluctuate on a regular basis	1
Securities sold under agreements to repurchase
Securities sold under agreements to repurchase
Carrying amount of securities pledged	$ 44,143,000	$ 47,432,000
Average daily balance during the year	25,945,603	22,823,940
Average interest rate during the year (as a percent)	0.06%	0.05%
Maximum month-end balance during the year	$ 34,494,579	$ 36,874,298
Weighted average interest rate at year-end (as a percent)	0.06%	0.00%